share-based compensation - TELUS Corporation share options (Details) - TELUS Corporation share options	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020 EquityInstruments $ / shares	Jun. 30, 2020 EquityInstruments $ / shares	Dec. 31, 2019 EquityInstruments	Mar. 31, 2020 EquityInstruments
share-based compensation
Number of share options outstanding, beginning of period	2,522,700
Share options granted	558,600	3,081,300	0
Number of share options forfeited	(6,300)	(6,300)
Number of share options outstanding, end of period	3,075,000	3,075,000
Weighted average share price of options outstanding, beginning of period | $ / shares	$ 21.19
Weighted average share price of options granted | $ / shares	22.88	$ 21.50
Weighted average share price of options forfeited | $ / shares	21.19	21.19
Weighted average share price of options outstanding, end of period | $ / shares	$ 21.50	$ 21.50
Weighted average remaining contractual life (years)		6 years 9 months 18 days
Number of options exercisable	0	0	0	0
Maximum
share-based compensation
Exercise period		7 years	7 years